Note 31 - Nationalization of Venezuelan Subsidiaries (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 12, 2016	Jan. 29, 2016	Dec. 31, 2016
Statement Line Items [Line Items]
Total trade and other non-current receivables	$ 183,329			$ 197,003
VENEZUELA
Statement Line Items [Line Items]
Total trade and other non-current receivables	27,000
Matesi Materiales Siderúrgicos S.A [member] | VENEZUELA
Statement Line Items [Line Items]
Nationalization of subsidiaries, compensation award not including pre-award interest			$ 87,300
Nationalization of subsidiaries, pre-award interest			85,500
Nationalization of subsidiaries, compensation award including pre-award interest			$ 172,800
Nationalization of subsidiaries, post-award interest rate			9.00%
Nationalization of subsidiaries, compensation award post-award interest	31,900
Tavsa and Comsigua [member] | VENEZUELA
Statement Line Items [Line Items]
Nationalization of subsidiaries, compensation award including pre-award interest		$ 137,000
Nationalization of subsidiaries, reimbursement of legal fees		$ 3,300
Nationalization of subsidiaries, basis spread on variable rate		4.00%
Interest receivable	$ 88,000